UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2901
                                   ------------


                     AXP HIGH YIELD TAX-EXEMPT SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------

Date of reporting period:   08/31/04
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

Item 1.  Schedule of Investments.

                       AXP(R) HIGH YIELD TAX-EXEMPT FUND
                           A FEEDER FUND INVESTING IN
                         TAX-FREE HIGH YIELD PORTFOLIO
                     PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Investments in Securities

Tax-Free High Yield Portfolio

Aug. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (95.0%)
Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of
issue(e,f)

Alabama (0.7%)

Alabama Public School & College Authority
  Revenue Bonds
  Capital Improvement
  Series 1999D (FSA)
   08-01-18               5.50%           $11,195,000           $12,372,715
City of Huntsville
  Unlimited General Obligation
  Refunding Warrants
  Series 2002D
   11-01-14               5.50              3,425,000             3,914,912
City of Mobile
  Unlimited General Obligation Warrants
  Series 2001 (AMBAC)
   02-15-12               4.75              1,000,000             1,082,810
Oxford Municipal Improvement District #1
  Special Assessment Bonds
  Cidar Ridge
  Series 2001
   08-01-16               8.50             11,465,000(b)          9,723,925
University of Alabama
  Revenue Bonds
  Series 2003A Escrowed to Maturity (AMBAC)
   06-01-08               5.00              3,955,000             4,337,369
Total                                                            31,431,731

Alaska (0.4%)

Alaska Energy Authority
  Refunding Revenue Bonds
  Bradley Lake  3rd Series 1999 (FSA)
   07-01-14               6.00              2,000,000             2,342,880
North Slope Boro
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon Series 1994B (FSA)
   06-30-05               7.15              7,000,000(c)          6,913,130
State of Alaska
  Unlimited General Obligation Bonds
  Transportation Grant
  Series 2003B (FSA)
   07-15-06               5.00              9,445,000            10,004,333
Total                                                            19,260,343

Arizona (1.7%)

Arizona School Facilities Board
  Revenue Bonds
  State School Improvement
  Series 2002
   07-01-14               5.25              4,100,000             4,582,242
Arizona State Transportation Board
  Revenue Bonds
  Series 2003A
   07-01-06               5.00              6,720,000             7,113,523
Maricopa County Elementary School
  District #3 - Tempe Elementary
  Unlimited General Obligation
  Refunding Bonds
  Series 2001 (FSA)
   07-01-12               5.00              1,240,000             1,377,342
Maricopa County Industrial Development Authority
  Revenue Bonds
  Advantage Point
  Series 1996B Escrowed to Maturity
   07-01-26               7.38              2,100,000             2,353,407
Maricopa County Industrial Development Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004A
   07-01-23               5.38              2,500,000             2,520,425
   07-01-26               5.50              5,000,000             5,031,100
Maricopa County Industrial Development Authority
  Revenue Bonds
  Horizon Community Learning Center
  Series 2000
   06-01-23               7.95              9,750,000            10,348,359
Maricopa County Unified School
  District #97 - Deer Valley
  Unlimited General Obligation
  Refunding Bonds
  Series 2003 (FGIC)
   07-01-06               4.00              4,885,000             5,083,575
Peoria Municipal Development Authority
  Refunding Revenue Bonds
  Series 2003 (AMBAC)
   07-01-09               5.00              3,335,000             3,680,506
Phoenix Civic Improvement
  Refunding Revenue Bonds
  Junior Lien
  Series 2001 (FGIC)
   07-01-12               5.00              1,800,000             1,999,368
Phoenix Civic Improvement
  Revenue Bonds
  Series 2003A (MBIA)
   07-01-09               5.00              1,585,000             1,749,206
   07-01-19               5.00              2,000,000             2,137,240

See accompanying notes to investments in securities.
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1 -- TAX-FREE HIGH YIELD PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of
issue(e,f)

Arizona (cont.)

Pima County Industrial Development Authority
  Revenue Bonds
  Life School College Preparatory
  Series 2001A
   07-01-31               8.13%            $7,355,000            $6,654,657
Salt River Project
  Agricultural Improvement & Power District
  Refunding Revenue Bonds
  Series 2002A
   01-01-19               5.25              5,000,000             5,464,500
Tucson
  Refunding Revenue Bonds
  Senior Lien
  Series 2003 (AMBAC)
   07-01-06               4.50              6,000,000             6,296,520
Tucson
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-01-12               5.50              1,345,000             1,539,917
   07-01-13               5.50              2,380,000             2,759,800
   07-01-14               5.50              1,500,000             1,729,245
Total                                                            72,420,932

Arkansas (0.2%)

Arkansas Development Finance Authority
  Revenue Bonds
  Mortgage-backed Securities
  Series 2003B (GNMA/FNMA) A.M.T.
   01-01-29               5.00              1,870,000             1,883,801
Arkansas Development Finance Authority
  Revenue Bonds
  Series 2001II Inverse Floater
  (GNMA/FNMA) A.M.T.
   07-01-33              12.92              2,415,000(d)          2,517,010
University of Arkansas
  Revenue Bonds
  Fayetteville Campus
  Series 2002 (FGIC)
   12-01-09               5.00              2,695,000             2,974,686
   12-01-10               5.00              2,505,000             2,782,103
Total                                                            10,157,600

California (17.6%)

ABAG Finance Authority for Nonprofit Corporations
  Certificate of Participation
  Natl Center for International Schools
  Series 1996
   05-01-26               7.38              8,000,000             8,280,960
ABAG Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20               6.13              3,000,000             3,195,270
California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23               5.25              2,790,000             2,803,336
California Health Facilities Financing Authority
  Revenue Bonds
  Lucile Salter Packard Hospital
  Series 2003C (AMBAC)
   08-15-25               5.00              6,340,000             6,535,018
California Health Facilities Financing Authority
  Revenue Bonds
  Sutter Health
  Series 1999A (MBIA)
   08-15-28               5.35             10,000,000            10,390,800
California Health Facilities Financing Authority
  Revenue Bonds
  Residual Certificates
  Series 2000-202 Inverse Floater (MBIA)
   07-01-10              14.40              3,660,000(d)          4,644,064
California Infrastructure & Economic Development Bank
  Revenue Bonds
  Bay Area Toll Bridges
  1st Lien Series 2003A (FGIC)
   07-01-29               5.00             10,000,000            10,187,100
California State Department of Transportation
  Federal Highway Grant Anticipation Bonds
  Series 2004A (FGIC)
   02-01-12               5.00              9,000,000             9,987,120
California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-10               5.25             14,500,000            16,216,365
California State Public Works Board
  Revenue Bonds
  Department of Corrections
  Series 1996A (AMBAC)
   01-01-17               5.50             15,285,000            16,345,015
California Statewide Communities
  Development Authority
  Certificate of Participation
  Series 1993 Escrowed to Maturity
  (AMBAC)
   10-01-11               5.60             44,800,000            51,443,391
City of Long Beach
  Revenue Bonds
  Series 2000A (FGIC) A.M.T.
   05-15-23               5.25             15,195,000            15,805,687
City of Los Angeles
  Refunding Revenue Bonds
  Series 2003A (MBIA)
   06-01-27               5.00             10,000,000            10,250,400
City of San Jose
  Revenue Bonds
  Series 2001A (FGIC)
   03-01-31               5.00              5,690,000             5,764,767
Contra Costa County
  Revenue Bonds
  Cypress Meadows
  Series 1998E A.M.T.
   09-01-28               7.00              5,000,000(b)          4,409,500
Golden State Tobacco Securitization
  Revenue Bonds
  Enhanced Asset-backed
  Series 2003B (FGIC)
   06-01-28               5.38             12,500,000            12,891,125
   06-01-33               5.50              5,000,000             5,288,500
Lake Elsinore Public Financing Authority
  Revenue Bonds
  Series 1997F
   09-01-20               7.10             11,185,000            11,840,777
Livermore-Amador Valley Water Management Agency
  Revenue Bonds
  Series 2001A (AMBAC)
   08-01-31               5.00              4,000,000             4,055,520
Los Angeles Unified School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2002 (MBIA)
   07-01-15               5.75              5,000,000             5,896,200
   07-01-16               5.75              5,000,000             5,910,150
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Election of 1997
  Series 2002E (MBIA)
   01-01-27               5.13             15,500,000            16,112,870
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Series 2000 Inverse Floater (FGIC)
   07-01-18              14.04              3,330,000(d)          4,490,006
Modesto Irrigation District
  Capital Improvements Refunding Bonds
  Certificate of Participation
  Series 2003A (MBIA)
   07-01-18               5.00              1,610,000             1,734,115
Northern California Power Agency
  Pre-refunded Revenue Bonds
  Geothermal #3
  Series 1987A
   07-01-09               5.00             33,535,000            36,898,224
Northern California Power Agency
  Un-refunded Revenue Bonds
  Geothermal #3
  Series 1987A
   07-01-09               5.00             10,100,000            10,225,644
Port of Oakland
  Revenue Bonds
  Series 2000A Inverse Floater (FGIC) A.M.T.
   11-01-15              14.39              2,210,000(d)          2,850,790
Port of Oakland
  Revenue Bonds
  Series 2000B Inverse Floater (FGIC) A.M.T.
   11-01-16              14.39              2,000,000(d)          2,560,700

See accompanying notes to investments in securities.

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2 -- TAX-FREE HIGH YIELD PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of
issue(e,f)

California (cont.)

Sacramento Cogeneration Authority
  Pre-refunded Revenue Bonds
  Procter & Gamble
  Series 1995
   07-01-21               6.50%            $8,000,000            $8,506,480
Sacramento County Sanitation District
  Refunding Revenue Bonds
  Series 2001 (AMBAC)
   12-01-27               5.00             20,000,000            20,398,000
San Diego Unified School District
  Series 2000A
  Inverse Floater
   07-01-20              12.57              3,180,000(d)          3,726,737
San Diego Unified School District
  Series 2000B
  Inverse Floater
   07-01-21              12.55              1,865,000(d)          2,155,269
San Diego Unified School District
  Series 2000C
  Inverse Floater
   07-01-22              12.57              1,370,000(d)          1,566,321
San Diego Unified School District
  Unlimited General Obligation Bonds
  1998 Election
  Series 2003E (FSA)
   07-01-18               5.25              6,250,000             6,916,250
San Diego Unified School District
  Unlimited General Obligation Bonds
  1998 Election
  Series 2004F (FSA)
   07-01-29               5.00              7,000,000(j)          7,143,500
San Diego Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation 1998 Election
  Series 2002D (FGIC)
   07-01-27               5.00              8,000,000             8,182,000
San Francisco City & County
  Airports Commission
  Revenue Bonds
  2nd Series 2000A (FGIC) A.M.T.
   05-01-22               5.25             14,150,000            14,766,657
San Francisco City & County
  Airports Commission
  Revenue Bonds
  Series 2000A Inverse Floater A.M.T.
   05-01-14              14.39              1,080,000(d)          1,432,620
San Francisco City & County
  Airports Commission
  Revenue Bonds
  Series 2000B Inverse Floater A.M.T.
   05-01-15              14.35              1,150,000(d)          1,511,284
San Francisco City & County
  Airports Commission
  Revenue Bonds
  Series 2000C Inverse Floater A.M.T.
   05-01-16              14.73              1,220,000(d)          1,606,679
San Francisco City & County
  Public Utilities Commission
  Revenue Bonds
  Series 2002A (MBIA)
   11-01-32               5.00             18,000,000            18,338,940
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25             11,575,000            12,542,670
San Jose Financing Authority
  Revenue Bonds
  Civic Center
  Series 2002B (AMBAC)
   06-01-37               5.00              5,000,000             5,057,450
San Jose Redevelopment Agency
  Tax Allocation Bonds
  Merged Area Redevelopment
  Series 2002 (MBIA)
   08-01-32               5.00              8,195,000             8,303,912
Santa Clara Valley Transportation Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   04-01-36               5.50              3,000,000(k)          3,230,100
South Placer Wastewater Authority
  Pre-refunded Revenue Bonds
  Series 2000A (FGIC)
   11-01-23               5.25             11,060,000            12,656,179
State of California
  Unlimited General Obligation
  Refunding Bonds
  Series 2002
   02-01-30               5.25             10,000,000            10,290,100
State of California
  Unlimited General Obligation Bonds
  Residual Certificates
  Series 1999-195 Inverse Floater (MBIA)
   12-01-16              14.39              5,410,000(d)          7,562,964
State of California
  Unlimited General Obligation Bonds
  Series 2000
   06-01-19               5.50              8,465,000             9,208,481
   12-01-23               5.25             20,725,000            21,650,371
   10-01-25               5.38              5,000,000             5,226,650
State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
   12-01-21               5.25             20,750,000            21,978,607
State of California
  Unlimited General Obligation Bonds
  Series 2001
   03-01-31               5.13              7,500,000             7,613,925
   06-01-31               5.13             20,000,000            20,312,000
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-17               5.25             16,735,000            18,294,869
   02-01-21               5.25              2,500,000             2,661,525
   02-01-28               5.25             17,000,000            17,552,330
   02-01-29               5.25              5,000,000             5,147,750
   02-01-32               5.00              8,835,000             8,867,690
State of California
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   02-01-26               5.25             15,000,000            15,696,900
   02-01-31               5.00              3,000,000             3,055,980
State of California
  Unlimited General Obligation Bonds
  Series 2004
   04-01-29               5.30              2,990,000             3,097,999
   04-01-34               5.25             13,000,000            13,397,930
State of California
  Unlimited General Obligation Bonds
  Series 2004 (FGIC)
   02-01-33               5.00              2,500,000             2,549,475
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-08               5.00              9,200,000            10,003,436
   01-01-11               5.25             11,225,000            12,539,672
   07-01-14               5.25              8,000,000             9,052,800
State of California
  Unlimited General Obligation Bonds
  Series 2004B
   07-01-23               5.00             11,500,000(k)         12,582,495
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-16               5.25              2,000,000             2,205,320
   11-01-22               5.00              5,000,000             5,168,050
   11-01-23               5.13              5,000,000             5,205,750
   11-01-24               5.13              8,000,000             8,288,480
Turlock Irrigation District
  Certificate of Participation
  Series 2003A (MBIA)
   01-01-33               5.00              4,450,000             4,519,910
University of California
  Refunding Revenue Bonds
  Multiple Purpose Projects
  Series 1997E (MBIA)
   09-01-22               5.13             10,000,000            10,437,900
University of California
  Revenue Bonds
  Series 2003A (AMBAC)
   05-15-19               5.13             15,000,000            16,210,050
   05-15-20               5.13              6,965,000             7,479,156

See accompanying notes to investments in securities.

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3 -- TAX-FREE HIGH YIELD PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of
issue(e,f)

California (cont.)

Walnut Energy Center Authority
  Revenue Bonds
  Series 2004A (AMBAC)
   01-01-29               5.00%            $9,365,000            $9,548,741
   01-01-34               5.00              9,000,000             9,156,150
West Sacramento Financing Authority
  Special Tax Bonds
  Series 1999F
   09-01-29               6.10              4,900,000             5,055,085
Western Hills Water District
  Special Tax Bonds
  Diablo Grande Community Facilities #1
  Series 2001
   09-01-31               6.88                500,000               524,400
Total                                                           757,197,403

Colorado (3.4%)

Adams County School District #12
  Unlimited General Obligation Bonds
  Adams 12 Five Star Schools
  Series 2002A (FSA)
   12-15-10               5.25              3,255,000             3,665,358
Aurora Centretech Metropolitan District
  Pre-refunded Unlimited General Obligation Bonds
  Series 1993B
   12-01-23              10.53              5,699,785(i)         10,113,015
City of Colorado Springs
  Refunding Revenue Bonds
  Sub Lien
  Series 2002A (AMBAC)
   11-15-19               5.38             14,985,000            16,559,173
Colorado Educational & Cultural Facilities Authority
  Revenue Bonds
  Boulder Country Day School
  Series 1999
   09-01-24               6.75              4,070,000             4,116,276
Colorado Housing & Finance Authority
  Revenue Bonds
  Single Family Mortgage
  Series 2003A-3 A.M.T.
   05-01-32               5.15              3,500,000             3,526,495
Denver City & County
  Pre-refunded Revenue Bonds
  Series 1994A A.M.T.
   11-15-23               7.50              3,345,000             3,453,947
Denver City & County
  Revenue Bonds
  Colorado Convention Center
  Series 2001A (FSA)
   09-01-12               5.00              5,000,000             5,447,300
Denver City & County
  Un-refunded Revenue Bonds
  Series 1994A A.M.T.
   11-15-23               7.50             15,995,000            16,479,329
Denver Urban Renewal Authority
  Tax Allocation Bonds
  Downtown Denver
  Series 1989A A.M.T.
   09-01-15               8.00             12,740,000            13,713,209
   09-01-16               8.00              1,785,000             1,919,589
   09-01-17               8.00              1,930,000             2,073,997
Denver West Metropolitan District
  Unlimited General Obligation
  Refunding & Improvement Bonds
  Series 1995
   12-01-14               7.00              4,230,000             4,394,124
Denver West Metropolitan District
  Unlimited General Obligation Bonds
  Series 1996
   06-01-16               6.50              2,560,000             2,663,782
GVR Metropolitan District
  Unlimited General Obligation
  Refunding Bonds
  Series 1991 Escrowed to Maturity
   12-01-06               8.00              1,385,000             1,568,069
GVR Metropolitan District
  Unlimited General Obligation
  Refunding Bonds
  Series 1995B
  Escrowed to Maturity
   12-01-06              11.00                730,000               819,819
Loveland Special Improvement
  District #1 Special Assessment Bonds
  Series 2000
   07-01-29               7.50              6,140,000             6,204,593
Lowry Economic Redevelopment Authority
  Revenue Bonds
  Series 1996
   12-01-10               7.80             13,900,000            14,865,633
Lowry Economic Redevelopment Authority
  Revenue Bonds
  Series 1998A
   12-01-10               7.30              2,700,000             2,859,381
North Range Metropolitan District #1
  Limited General Obligation Bonds
  Series 2001
   12-15-31               7.25             10,300,000            10,464,800
Superior Metropolitan District #1
  Pre-refunded Revenue & Improvement Bonds
  Series 1994
   12-01-13               8.50              5,355,000             5,556,027
Superior Metropolitan District #2
  Pre-refunded Limited General
  Obligation Bonds
  Series 1994B
   12-01-13               8.25              2,185,000             2,265,692
Tri-Pointe Commercial Metropolitan District
  Limited General Obligation Bonds
  Series 2000
   12-01-19               7.75              9,210,000             9,327,612
University of Colorado
  Revenue Bonds
  Series 2002A
  (FGIC)
   06-01-12               5.00              3,300,000             3,657,291
Total                                                           145,714,511

Connecticut (2.7%)

Connecticut Housing Finance Authority
  Revenue Bonds
  Housing Mortgage Finance Program
  Series 2001B-3 (AMBAC) A.M.T.
   05-15-21               5.30              7,615,000             7,756,715
   11-15-31               5.40             15,505,000            15,769,671
South Central Regional Water Authority
  Water System Revenue Bonds
  18th Series 2003A (MBIA)
   08-01-09               5.25              1,160,000             1,293,156
State of Connecticut
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 2001D
   11-15-15               5.13              2,500,000             2,814,025
State of Connecticut
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 2002B
   06-15-16               5.50              7,900,000             9,136,824
State of Connecticut
  Special Tax Refunding Bonds
  Transportation Infrastructure
  Series 2001B (FSA)
   10-01-07               5.00             11,925,000            12,942,918
State of Connecticut
  Unlimited General Obligation
  Refunding Bonds
  Series 2001E
   11-15-15               5.13              6,875,000             7,503,031
State of Connecticut
  Unlimited General Obligation
  Refunding Bonds
  Series 2002E (FSA)
   11-15-14               5.38              8,990,000            10,143,507
State of Connecticut
  Unlimited General Obligation Bonds
  Recovery Note
  Series 2002A
   12-01-05               4.00              8,000,000             8,243,520
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2000B
   06-15-08               5.25              3,440,000             3,789,814
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2001G
   12-15-07               5.00              9,180,000             9,986,555
   12-15-08               5.00              5,330,000             5,856,657
   12-15-10               5.00              6,660,000             7,400,925

See accompanying notes to investments in securities.
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4 -- TAX-FREE HIGH YIELD PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of
issue(e,f)

Connecticut (cont.)

State of Connecticut
  Unlimited General Obligation Bonds
  Series 2002C
   12-15-07               5.00%            $5,000,000            $5,439,300
   12-15-18               5.50              2,380,000             2,652,391
State of Connecticut
  Unlimited General Obligation Bonds
  Series 2003A
   04-15-09               5.00              5,000,000             5,494,200
Total                                                           116,223,209

District of Columbia (0.7%)

District of Columbia
  Revenue Bonds
  Georgetown University
  Series 1988D (MBIA)
   04-01-14               5.25              4,100,000             4,496,306
District of Columbia
  Unlimited General Obligation
  Refunding Bonds
  Series 1993B-2 (FSA)
   06-01-06               5.50              6,200,000             6,592,026
Metropolitan Washington Airports Authority
  Revenue Bonds
  Series 2001A (MBIA) A.M.T.
   10-01-27               5.50             13,790,000            14,506,667
Washington Convention Center Authority
  Revenue Bonds
  Senior Lien
  Series 1998 (AMBAC)
   10-01-15               5.25              4,940,000             5,395,122
Total                                                            30,990,121

Florida (5.2%)

Arbor Greene Community Development District
  Special Assessment Bonds
  Series 1996
   05-01-18               7.60              4,150,000             4,283,755
Bonita Springs-Vasari Community Development District
  Revenue Bonds
  Capital Improvement
  Series 2001B
   05-01-09               6.20              3,725,000             3,886,591
Broward County School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2002A
   02-15-08               5.00              5,810,000             6,315,296
Championsgate Community Development District
  Revenue Bonds
  Series 1998B
   05-01-05               5.70              1,165,000             1,169,392
Charlotte County Development Authority
  Refunding Revenue Bonds
  Royal Palm Centre II
  Series 1991
   03-01-14               9.50              3,075,000             3,114,852
Collier County School Board
  Certificate of Participation
  Series 2002 (FSA)
   02-15-17               5.38              5,000,000             5,534,650
Collier County Water-Sewer District
  Refunding Revenue Bonds
  Series 2003B (FSA)
   07-01-15               5.00              4,125,000             4,533,416
Crossings at Fleming Island
  Community Development District
  Revenue Bonds
  Series 1994
   10-01-19               7.38             11,580,000            11,816,232
Crossings at Fleming Island
  Community Development District
  Pre-refunded Special Assessment Bonds
  Series 1995
   05-01-16               8.25              8,500,000             9,037,540
Double Branch Community Development District
  Special Assessment Bonds
  Series 2002B-1
   05-01-07               5.60              1,745,000             1,782,203
Florida State Board of Education
  Unlimited General Obligation Bonds
  Public Education
  Series 2003H (FSA)
   06-01-07               5.00              7,690,000             8,283,591
Florida State Board of Education
  Unlimited General Obligation Bonds
  Public Education
  Series 2003I
   06-01-09               5.00              9,200,000            10,141,712
Florida State Board of Education
  Unlimited General Obligation Bonds
  Series 2002B
   01-01-14               5.38             11,650,000            13,086,095
Florida State Board of Education Public Education
  Unlimited General Obligation
  Refunding Bonds
  Capital Outlay
  Series 2002D
   06-01-11               5.00              7,295,000             8,118,533
Florida State Department of Environmental Protection
  Revenue Bonds
  Florida Forever
  Series 2001B (MBIA)
   07-01-10               5.00              6,575,000             7,309,428
Florida State Division of Bond Finance
  Refunding Revenue Bonds
  Department of Environmental Protection
  Series 1997B (AMBAC)
   07-01-12               6.00              2,500,000             2,959,050
Grand Haven Community Development District
  Special Assessment Bonds
  Series 2002
   11-01-07               6.13              1,340,000             1,375,979
Greyhawk Landing Community Development District
  Special Assessment Bonds
  Series 2002B
   05-01-09               6.25              1,400,000             1,437,870
Harbor Bay Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-10               6.35              8,170,000             8,543,369
Heritage Harbor South Community Development District
  Special Assessment Bonds
  Capital Improvement
  Series 2002B
   11-01-08               5.40              2,705,000             2,717,037
JEA
  Revenue Bonds
  Series 2002B (FSA)
   10-01-07               5.00              6,295,000             6,814,715
Lakewood Ranch Community Development District #1
  Special Assessment Bonds
  Series 1994
   05-01-14               8.25              1,550,000             1,580,427
Miami-Dade County School Board
  Certificate of Participation
  Series 2003C (MBIA)
   08-01-06               5.00              4,170,000             4,420,325
Orange County
  Revenue Bonds
  Series 2000 (AMBAC)
   10-01-15               5.63              8,000,000             8,984,080
Orange County
  Revenue Bonds
  Series 2002B (FGIC)
   01-01-32               5.13             12,975,000            13,316,371
Orlando & Orange County Expressway Authority
  Revenue Bonds
  Series 2003B (AMBAC)
   07-01-35               5.00              5,500,000             5,583,050
Palm Beach County School Board
  Certificate of Participation
  Series 2001A (AMBAC)
   08-01-19               5.50              3,500,000             3,908,310
Parklands West Community Development District
  Special Assessment Bonds
  Series 2001B
   05-01-06               6.00                550,000               556,523
Port Everglades Authority
  Refunding Revenue Bonds
  Series 1989A (FSA)
   09-01-16               5.00             10,635,000            10,822,176
Renaissance Communications Development District
  Special Assessment Bonds
  Series 2002B
   05-01-08               6.25              5,230,000             5,415,770
Reunion East Community Development District
  Special Assessment Bonds
  Series 2002B
   11-01-07               5.90              2,100,000             2,146,830

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- TAX-FREE HIGH YIELD PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of
issue(e,f)

Florida (cont.)

Riverwood Community Development District
  Special Assessment Bonds
  Series 1992A
   05-01-14               8.50%            $3,730,000            $3,771,142
Riverwood Community Development District
  Special Assessment Bonds
  Series 1992B
   05-01-12               8.50                115,000               116,268
Seacoast Utility Authority
  Refunding Revenue Bonds
  Series 2001 (FGIC)
   03-01-07               5.00              3,955,000             4,238,297
State of Florida
  Unlimited General Obligation Bonds
  Department of Transportation
  Right of Way
  Series 1997A
   07-01-14               5.00              6,550,000             6,979,156
Sumter County Industrial Development Authority
  Revenue Bonds
  Little Sumter Utility Company
  Series 1997 A.M.T.
   10-01-27               7.25              3,900,000             3,918,057
Sumter County Industrial Development Authority
  Revenue Bonds
  Little Sumter Utility Company
  Series 1998 A.M.T.
   10-01-27               6.75              2,750,000             2,761,688
Tampa Bay Water Utility System
  Refunding & Improvement
  Revenue Bonds
  Series 2001A (FGIC)
   10-01-12               4.50              5,000,000             5,369,600
Village Community Development District #2
  Special Assessment District Revenue Bonds
  Series 1996
   05-01-17               7.63              2,565,000             2,688,813
Village Community Development District #5
  Special Assessment Bonds
  Series 2002B
   05-01-07               5.40              4,160,000             4,228,640
Volusia County Industrial Development Authority
  Pre-refunded Revenue Bonds
  Bishops Glen
  Series 1996
   11-01-26               7.63             10,925,000            12,490,442
Waterchase Community Development District
  Revenue Bonds
  Series 2001B
   05-01-08               5.90                620,000               627,905
Total                                                           226,185,176

Georgia (1.0%)

City of Atlanta
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FGIC)
   01-01-21              13.55              5,600,000(d)          6,862,184
City of Atlanta
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater
  (FGIC) A.M.T.
   01-01-18              14.96              3,720,000(d)          4,794,076
City of Atlanta
  Revenue Bonds
  Series 1999A (FGIC)
   11-01-13               5.50              2,715,000             3,124,721
Colquitt County Development Authority
  Revenue Bonds
  Zero Coupon
  Series 1991C Escrowed to Maturity
   12-01-21               6.87             46,350,000(c)         19,753,906
Fulton County Development Authority
  Revenue Bonds
  Georgia Tech Athletic Association
  Series 2001 (AMBAC)
   10-01-07               5.00              1,700,000             1,840,879
   10-01-12               5.50              2,385,000             2,710,648
Fulton County Development Authority
  Revenue Bonds
  Georgia Tech Foundation Funding
  Series 2002A
   11-01-05               5.00              1,575,000             1,638,189
   11-01-13               5.25              1,105,000             1,237,257
Richmond County Board of Education
  Unlimited General Obligation Bonds
  Series 2002
   11-01-07               5.00              2,500,000             2,721,350
Total                                                            44,683,210

Hawaii (1.6%)

Hawaii State Department of Budget & Finance
  Refunding Revenue Bonds
  Electric Company & Subsidiary
  Series 2003 (XLCA) A.M.T.
   12-01-22               5.00             12,500,000            12,790,500
Hawaii State Department of Budget & Finance
  Revenue Bonds
  Series 2000 Inverse Floater
  (AMBAC) A.M.T.
   07-01-20              14.14              9,000,000(d)         11,294,460
Honolulu City & County
  Unlimited General Obligation
  Refunding Bonds
  Series 1993
   09-07-06               8.92             10,000,000(d)         11,368,200
   09-11-08               9.22             10,000,000(d)         12,250,800
State of Hawaii
  Refunding Revenue Bonds
  Series 2001 (FGIC) A.M.T.
   07-01-18               5.63             18,000,000            19,924,380
Total                                                            67,628,340

Illinois (4.6%)

Carol Stream County
  Tax Allocation Bonds
  Series 1997
   01-01-17               7.88              4,260,000             4,458,431
Chicago O'Hare International Airport
  2nd Lien Passenger Facility Revenue Bonds
  Series 2001C (AMBAC) A.M.T.
   01-01-10               5.25              3,095,000             3,363,151
   01-01-11               5.25              3,260,000             3,548,086
Chicago O'Hare International Airport
  Revenue Bonds
  Series 2001A Inverse Floater
  (AMBAC) A.M.T.
   01-01-20              13.93              1,885,000(d)          2,284,695
Chicago O'Hare International Airport
  Revenue Bonds
  Series 2001B Inverse Floater
  (AMBAC) A.M.T.
   01-01-21              13.93              2,070,000(d)          2,469,779
City of Chicago
  Pre-refunded Revenue Bonds
  Series 1994 (MBIA)
   01-01-24               6.38             22,500,000            23,327,325
City of Chicago
  Unlimited General Obligation
  Project & Refunding Bonds
  Series 2000C (FGIC)
   01-01-40               5.50              7,870,000             8,348,968
City of Chicago
  Unlimited General Obligation
  Project & Refunding Bonds
  Series 2001A (MBIA)
   01-01-33               5.25             13,900,000            14,333,541
   01-01-38               5.50             11,000,000            11,686,840
City of Chicago
  Unlimited General Obligation
  Project & Refunding Bonds
  Series 2001A (MBIA)
   01-01-31               5.00              4,000,000             4,043,680
City of Chicago
  Unlimited General Obligation Bonds
  Series 2004A (FSA)
   01-01-19               5.25              5,000,000             5,476,050
County of Cook
  Pre-refunded Unlimited General Obligation
  Capital Improvement Bonds
  Series 1999A (FGIC)
   11-15-16               5.25              3,000,000             3,393,240
Gilberts Special Service Area #9
  Special Tax Improvement Bonds
  Big Timber
  Series 2001
   03-01-30               7.88              7,560,000             8,380,033

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
6 -- TAX-FREE HIGH YIELD PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of
issue(e,f)

Illinois (cont.)

Illinois Finance Authority
  Pre-refunded Revenue Bonds
  Illinois Power Company
  Series 1991A
   07-01-21               7.38%           $19,250,000           $21,546,718
Illinois Finance Authority
  Refunding Revenue Bonds
  Commonwealth Edison Company
  Series 1994 (AMBAC)
   01-15-14               5.85              4,500,000             5,285,340
Illinois Finance Authority
  Revenue Bonds
  Zero Coupon
  Series 1990 Escrowed to Maturity
   04-15-20               7.75             68,000,000(c)         31,795,440
Illinois Health Facilities Authority
  Revenue Bonds
  South Suburban Hospital
  Series 1992 Escrowed to Maturity
   02-15-09               7.00              1,845,000             2,044,555
   02-15-18               7.00              3,025,000             3,838,997
Kane County School District #101 Batavia
  Unlimited General Obligation Bonds
  Building
  Series 1999 (FSA)
   12-30-13               5.25              6,000,000             6,574,680
Lakemoor
  Special Tax Revenue Bonds
  Special Services Area #97-1
  Series 1997
   03-01-27               7.80              8,810,000             9,390,227
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  McCormick Place Expansion
  Series 1999 (FGIC)
   12-15-28               5.25              3,500,000             3,643,570
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  McCormick Place Expansion
  Series 2002A (MBIA)
   06-15-42               5.25             12,000,000            12,350,040
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2000 (MBIA)
   12-01-20               5.40              4,000,000             4,370,800
Tinley Park Special Service Area #3
  Special Assessment Bonds
  Series 1988
   12-01-04              10.65                135,000               135,467
   12-01-05              10.65                150,000               152,705
   12-01-06              10.65                165,000               169,838
   12-01-07              10.65                185,000               192,063
Total                                                           196,604,259

Indiana (0.7%)

East Chicago Elementary School Building Corporation
  Refunding Revenue Bonds
  1st Mortgage
  Series 1996
   01-05-16               6.25              8,000,000             9,384,960
Indiana Bond Bank
  Revolving Fund Revenue Bonds
  Series 2000B
   08-01-20               5.30              4,000,000             4,319,800
Indiana Housing Finance Authority
  Revenue Bonds
  Series 2001 Inverse Floater
  (GNMA/FNMA) A.M.T.
   07-01-33              13.70              2,440,000(d)          2,592,158
Indiana Housing Finance Authority
  Revenue Bonds
  Series 2002A (GNMA/FNMA) A.M.T.
   01-01-33               5.45              2,495,000             2,538,862
South Bend Community School Building Corporation
  Revenue Bonds
  1st Mortgage
  Series 2002 (MBIA)
   07-15-19               5.00              3,680,000             3,885,381
St. Joseph County Hospital Authority
  Revenue Bonds
  Memorial Hospital of South Bend
  Series 1980 Escrowed to Maturity
   06-01-10               9.40              1,195,000             1,451,686
Wayne Township School Building Corporation
  Marion County
  Revenue Bonds
  1st Mortgage
  Series 2003A (FGIC)
   01-15-28               5.25              4,750,000             4,945,463
Total                                                            29,118,310

Iowa (0.2%)

Iowa Finance Authority
  Refunding Revenue Bonds
  Correctional Facility Program
  Series 2002 (MBIA)
   06-15-13               5.38              6,000,000             6,812,220
Iowa Finance Authority
  Revenue Bonds
  Series 2001R Inverse Floater (GMNA/FNMA) A.M.T.
   07-01-33              13.56              3,520,000(d)          3,757,142
Total                                                            10,569,362

Kansas (0.4%)

Kansas Development Finance Authority
  Revenue Bonds
  Tiffany Gardens Apartments
  Series 1999M A.M.T.
   09-01-29               6.75              4,905,000             4,223,009
Kansas Turnpike Authority Kansas City
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   09-01-09               4.00              7,730,000             8,183,210
Wyandotte County-Kansas City Unified Government
  Revenue Bonds
  Park Victoria Apartments
  Series 1998 A.M.T.
   08-01-28               6.25              4,640,000             3,149,539
Total                                                            15,555,758

Kentucky (0.1%)

County of Muhlenberg
  Refunding Revenue Bonds
  Muhlenberg Community Hospital
  Series 1996
   07-01-10               6.75              5,400,000             5,632,308

Louisiana (0.2%)

Louisiana Public Facilities Authority
  Revenue Bonds
  Health Facilities-Glen Retirement
  Series 1995A
   12-01-15               6.50              1,000,000             1,027,450
State of Louisiana
  Unlimited General Obligation Bonds
  Series 1998B (FSA)
   04-15-10               5.25              6,000,000             6,578,100
Total                                                             7,605,550

Maine (0.1%)

Maine Municipal Bond Bank
  Refunding Revenue Bonds
  Series 2003A
   11-01-06               5.00              2,000,000             2,130,180
Maine State Housing Authority
  Revenue Bonds
  Series 2003A-2 A.M.T.
   11-15-32               5.00              3,000,000             3,033,570
Total                                                             5,163,750

Maryland (2.7%)

County of Baltimore
  Pre-refunded Unlimited General
  Obligation Bonds
  Metropolitan District
  Series 2001
   06-01-12               5.50              3,500,000             4,052,160
County of Baltimore
  Unlimited General Obligation
  Refunding Bonds
  Metropolitan District
  Series 2002
   09-01-14               5.25              3,215,000             3,626,681
County of Montgomery
  Unlimited General Obligation
  Refunding Bonds
  Series 2002
   11-01-10               5.00             10,775,000            12,035,783

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7 -- TAX-FREE HIGH YIELD PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of
issue(e,f)

Maryland (cont.)

County of Montgomery
  Unlimited General Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   02-01-11               5.00%            $8,000,000            $8,911,680
Harford County Industrial Development
  Revenue Bonds
  Dorsey
  Series 1989
   04-16-05               8.00                227,000               227,604
Howard County
  Pre-refunded Unlimited General
  Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   08-15-12               5.25              1,020,000             1,156,884
Howard County
  Un-refunded Unlimited
  General Obligation Bonds
  Consolidated Public Improvement
  Series 2002A
   08-15-12               5.25              6,275,000             7,100,414
Maryland State Department of Transportation
  County Transportation
  Revenue Bonds
  Series 2003
   12-15-07               5.00              5,000,000             5,445,950
State of Maryland
  Unlimited General Obligation
  Refunding Bonds
  State & Local Facilities
  1st Series 2003B
   07-15-07               5.00             23,025,000            24,966,467
State of Maryland
  Unlimited General Obligation Bonds
  State & Local Facilities Capital Improvement
  Series 2002A
   08-01-07               5.00             13,590,000            14,745,150
   03-01-17               5.50             10,000,000            11,764,300
University System of Maryland
  Revenue Bonds
  Series 2003A
   04-01-10               5.00             13,440,000            14,859,533
Washington Suburban Sanitation District
  Unlimited General Obligation
  Refunding Bonds
  Series 2003
   06-01-08               5.25              1,660,000             1,835,296
Washington Suburban Sanitation District
  Unlimited General Obligation Bonds
  Water Supply
  Series 2001
   06-01-12               4.25              4,050,000             4,288,302
Total                                                           115,016,204

Massachusetts (2.8%)

City of Boston
  Revenue Bonds
  Series 2004A
   11-01-22               5.00              4,435,000             4,667,660
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loans
  Series 2001D (MBIA)
   11-01-13               6.00             15,000,000            17,884,950
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loans
  Series 2002A (FGIC)
   01-01-09               5.00             12,370,000            13,556,530
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidation Loans
  Series 2002E
   01-01-09               5.50              5,000,000             5,563,950
Commonwealth of Massachusetts
  Pre-refunded Limited General
  Obligation Bonds
  Consolidation Loans
  Series 2002C
   11-01-30               5.25             10,000,000            11,262,800
Massachusetts Development Finance Agency
  Revenue Bonds
  Briarwood
  Series 2001B
   12-01-30               8.25              5,000,000             5,380,850
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37               5.13             10,000,000            10,290,300
Massachusetts Health & Educational Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2004M
   07-01-25               5.25              7,030,000             7,748,818
Massachusetts State Industrial Finance Agency
  Revenue Bonds
  Tufts University
  Series 1998H (MBIA)
   02-15-28               4.75              1,750,000             1,742,860
Massachusetts State Port Authority
  Revenue Bonds
  Delta Air Lines
  Series 2001A (AMBAC) A.M.T.
   01-01-22               5.50             20,000,000            20,680,000
Massachusetts State Turnpike Authority
  Revenue Bonds
  Series 1997A (MBIA)
   01-01-17               5.13              4,000,000             4,234,360
Massachusetts State Water Pollution Abatement
  Refunding Revenue Bonds
  Pool
  Series 2004A
   08-01-16               5.25              5,000,000(j)          5,672,700
Massachusetts State Water Resources Authority
  Revenue Bonds
  Series 1992A
   07-15-19               6.50              3,500,000             4,302,935
Massachusetts State Water Resources Authority
  Revenue Bonds
  Series 2004D (MBIA)
   08-01-27               4.75              9,000,000             8,988,390
Total                                                           121,977,103

Michigan (2.8%)

Anchor Bay School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00              2,500,000             2,544,575
Concord Academy/Boyne
  Certificate of Participation
  Series 1998
   10-01-19               7.00              1,000,000               983,710
Detroit
  Pre-refunded Unlimited General
  Obligation Bonds
  Series 1995A
   04-01-15               6.80              1,375,000             1,432,846
Detroit
  Revenue Bonds
  Series 2003B (MBIA)
   07-01-32               5.25              5,000,000             5,212,300
Howell Public Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00              2,855,000             2,905,905
Hudsonville Public Schools
  Unlimited General Obligation
  Refunding Bonds
  Series 1997 (FGIC)
  (Qualified School Bond Loan Fund)
   05-01-27               5.15              5,045,000             5,115,126
Kalamazoo City School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2001 (FSA)
   05-01-12               4.40              1,070,000             1,140,470
Michigan Municipal Bond Authority
  Refunding Revenue Bonds
  School Loan
  Series 2003A
   06-01-09               5.25              5,500,000             6,105,770

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
8 -- TAX-FREE HIGH YIELD PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of
issue(e,f)

Michigan (cont.)

Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2001
   10-01-09               5.00%            $9,840,000           $10,904,589
   10-01-10               5.00              5,195,000             5,789,256
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2002
   10-01-07               5.25              2,480,000             2,710,070
   10-01-15               5.50              5,000,000             5,820,350
Michigan State Building Authority
  Refunding Revenue Bonds
  Facilities Program
  2nd Series 2003 (MBIA)
   10-15-29               5.00             10,500,000            10,678,710
Michigan State Building Authority
  Refunding Revenue Bonds
  Facilities Program
  3rd Series 2002
   10-15-07               5.00              2,750,000             2,983,255
Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  1st Series 2000
   10-15-16               5.25              2,000,000             2,186,340
Michigan State Building Authority
  Revenue Bonds
  Facilities Program
  1st Series 2001
   10-15-08               5.50              5,280,000             5,902,406
Michigan State South Central Power Agency
  Refunding Revenue Bonds
  Series 1992 (MBIA)
   11-01-06               5.90              4,510,000             4,885,052
Michigan State South Central Power Agency
  Refunding Revenue Bonds
  Series 2002 (AMBAC)
   11-01-08               5.00              7,895,000             8,650,473
Michigan Strategic Fund
  Refunding Revenue Bonds
  Detroit Edison Company
  Series 1995AA (MBIA)
   09-01-25               6.40             12,000,000            12,777,359
Michigan Strategic Fund
  Refunding Revenue Bonds
  Environmental Improvement
  Crown Paper Company
  Series 1997B
   08-01-12               6.25              1,100,000(b)              1,100
Summit Academy
  Certificate of Participation
  Series 1998
   08-01-18               7.00              2,500,000             2,439,350
Summit Academy North Public School Academy
  Certificate of Participation
  Series 2001
   07-01-30               7.38              4,140,000             4,329,032
Summit Academy North Public School Academy
  Certificate of Participation
  Series 2001B
   07-01-30               8.75              1,030,000             1,081,685
Van Buren Township Downtown Development Authority
  Tax Allocation Bonds
  Series 1994
   10-01-16               8.40              3,745,000             3,828,626
Waverly Community School
  Unlimited General Obligation Bonds
  Series 2000 (FGIC)
   05-01-17               5.25              1,500,000             1,623,795
Wayne County Charter Airport
  Revenue Bonds
  Detroit Metropolitan Airport
  Series 1998B (MBIA)
   12-01-11               5.25              4,040,000             4,414,872
Western Michigan University
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   11-15-16               5.00              2,930,000             3,194,638
   11-15-17               5.00              3,020,000             3,270,781
Total                                                           122,912,441

Minnesota (3.7%)

Anoka County Housing & Redevelopment Authority
  Revenue Bonds
  Epiphany Assisted Living LLC
  Series 1999
   12-01-29               7.40              4,000,000             3,650,320
City of Rochester
  Revenue Bonds
  Wedum Shorewood Campus
  Series 1999
   06-01-36               6.60             10,500,000            10,441,830
City of Sartell
  Revenue Bonds
  Foundation for Health Care
  Series 1999A
   09-01-29               6.63              4,000,000             3,965,800
Edina Independent School District #273
  Unlimited General Obligation Bonds
  Series 2004
   02-01-22               4.25              2,700,000             2,654,073
   02-01-23               4.50              3,000,000             3,019,140
   02-01-24               4.50              2,000,000             2,011,360
Hastings Housing & Redevelopment Authority
  Revenue Bonds
  Arbor Oaks Assisted Living
  Series 2000A
   01-01-32               8.25              5,685,000             6,008,420
Maplewood
  Revenue Bonds
  Care Institute
  Series 1994
   01-01-24               7.75              7,705,000(b)          5,008,250
Metropolitan Council Minneapolis-St. Paul
  Metropolitan Area
  Unlimited General Obligation
  Refunding Bonds
  Waste Water Treatment
  Series 2003A
   03-01-07               4.00              8,540,000             8,957,862
Minneapolis & St. Paul
  Metropolitan Airports Commission
  Revenue Bonds
  Series 1999B (FGIC) A.M.T.
   01-01-11               5.50              3,000,000             3,267,240
Minnesota Business Academy
  Taxable Capital Appreciation Notes
  Series 2002
   06-30-07               6.00                348,000(c)            296,176
Richfield
  Revenue Bonds
  Series 2000A
   02-01-35               7.75             11,000,000            11,156,749
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1994A (MBIA)
   01-01-22               6.73             17,500,000(c)          7,645,050
   01-01-23               7.06             26,500,000(c)         10,859,965
   01-01-25               6.80             27,500,000(c)          9,825,475
   01-01-26               6.80             27,500,000(c)          9,185,825
   01-01-27               7.40             11,450,000(c)          3,601,254
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-17               5.25             15,000,000            17,057,849
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Care Center
  Series 1993
   11-01-06               7.13                840,000               846,359
   11-01-17               7.13              2,255,000             2,264,291
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Minnesota Business Academy
  Series 2000
   03-01-30               8.00              4,390,000             3,962,985
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Rental - Lyngblomsten Housing
  Series 1993
   11-01-24               7.00              2,490,000             2,433,477

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
9 -- TAX-FREE HIGH YIELD PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of
issue(e,f)

Minnesota (cont.)

St. Paul Port Authority
  Revenue Bonds
  Office Building at Cedar Street
  Series 2003
   12-01-23               5.00%            $2,540,000            $2,643,556
   12-01-27               5.13              5,465,000             5,655,182
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2000
   06-01-10               5.50              9,230,000            10,521,462
Western Minnesota Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003B (MBIA)
   01-01-15               5.00              5,000,000             5,547,250
Western Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-30               5.00              5,000,000             5,099,250
Total                                                           157,586,450

Mississippi (1.2%)

City of Long Beach
  Revenue Bonds
  Long Beach Square Apartments
  Series 1998 A.M.T.
   08-01-28               6.75              3,590,000             3,019,011
Gulfport
  Revenue Bonds
  Woodchase Apartments
  Series 1998 A.M.T.
   12-01-28               6.75              2,940,000             2,413,358
Harrison County Wastewater Management District
  Refunding Revenue Bonds
  Wastewater Treatment Facility
  Series 1986 Escrowed to Maturity
   02-01-15               5.00              4,250,000             4,696,208
Jackson Housing Authority
  Revenue Bonds
  Lakeside Villas Apartments
  Series 1999D A.M.T.
   12-01-29               7.50              3,490,000             3,064,953
Jackson Industrial Development
  Revenue Bonds
  Dorsey
  Series 1999
   04-16-05               8.00                202,000               202,481
State of Mississippi
  Unlimited General Obligation
  Refunding Bonds
  Series 2001
   09-01-12               5.50             10,000,000            11,431,699
State of Mississippi
  Unlimited General Obligation
  Refunding Bonds
  Series 2002D
   07-01-16               5.50              7,570,000             8,753,494
State of Mississippi
  Unlimited General Obligation
  Refunding Bonds
  Series 2003A
   11-01-22               5.25              8,245,000             9,115,342
State of Mississippi
  Unlimited General Obligation Bonds
  Capital Improvement
  Series 2002 (FGIC)
   11-01-07               5.25              6,615,000             7,225,498
Total                                                            49,922,044

Missouri (0.4%)

City of St. Louis
  Refunding Revenue Bonds
  Lambert-St. Louis Intl
  Series 2003A (FSA)
   07-01-08               5.00              1,000,000             1,091,070
Kansas City Municipal Assistance Corporation
  Refunding & Improvement Revenue Bonds
  Leasehold
  Series 2003C (MBIA)
   04-01-05               5.00              2,000,000             2,042,440
   04-01-06               5.00              2,650,000             2,786,396
Missouri Housing Development Commission
  Revenue Bonds
  Drivers Inverse Floater
  Series 2001 (GNMA/FNMA) A.M.T.
   09-01-33              13.70              1,470,000(d)          1,578,854
St. Louis Municipal Finance Corporation
  Refunding Revenue Bonds
  Convention Center
  Series 2003 (AMBAC)
   07-15-08               5.00              8,180,000             8,944,829
Total                                                            16,443,589

Nebraska (0.4%)

Nebraska Public Power District
  Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25             16,110,000            17,421,677
Omaha Public Power District
  Revenue Bonds
  Series 1986A Escrowed to Maturity
   02-01-15               6.00              1,370,000             1,612,887
Total                                                            19,034,564

Nevada (0.4%)

Clark County Improvement District
  Special Assessment Bonds
  Southern Highlands Area
  Series 1999
   12-01-19               7.50              4,900,000             5,322,723
Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds Capital Appreciation
  Las Vegas Monorail
  Zero Coupon
  Series 2000 (AMBAC)
   01-01-19               5.75              5,105,000(c)          2,580,884
   01-01-23               5.93              5,000,000(c)          1,941,700
Las Vegas Valley Water District
  Limited General Obligation Refunding Bonds
  Series 2003 (MBIA)
   06-01-10               5.25              7,400,000             8,300,358
Total                                                            18,145,665

New Hampshire (--%)

New Hampshire Business Finance Authority
  Refunding Revenue Bonds
  Crown Paper Company
  Series 1996
   01-01-22               7.75              4,255,000(b)              4,255

New Jersey (2.3%)

Casino Reinvestment Development Authority
  Revenue Bonds
  Series 1997A (FSA)
   10-01-12               5.25              3,450,000             3,725,034
Jersey City
  Unlimited General Obligation Bonds
  Refunding & School Improvement
  Series 2002B (AMBAC)
   03-01-07               4.00              3,420,000             3,586,486
New Jersey Economic Development Authority
  School Facilities & Construction
  Revenue Bonds
  Series 2001A
   06-15-06               5.50              2,250,000             2,394,585
New Jersey Economic Development Authority
  School Facilities & Construction
  Revenue Bonds
  Series 2003F
   06-15-26               5.00              5,000,000             5,085,900
New Jersey Economic Development Authority
  Refunding Revenue Bonds
  Senior Lien
  Series 2001A (MBIA)
   07-01-07               5.00             10,000,000            10,800,400
   07-01-08               5.00             10,000,000            10,929,800
New Jersey State Educational Facilities Authority
  Revenue Bonds
  Princeton University
  Series 2000H
   07-01-21               5.38              2,000,000             2,153,080
New Jersey Transportation Corporation
  Certificate of Participation
  Federal Transportation Administration Grants
  Series 2000B (AMBAC)
   09-15-08               5.50              5,000,000             5,519,250

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
10 -- TAX-FREE HIGH YIELD PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of
issue(e,f)

New Jersey (cont.)

New Jersey State Turnpike Authority
  Pre-refunded Revenue Bonds
  Series 2000A Escrowed to Maturity
  (MBIA)
   01-01-11               6.00%            $3,215,300            $3,741,162
New Jersey State Turnpike Authority
  Revenue Bonds
  Series 2000R Inverse Floater (MBIA)
   01-01-13              15.17              4,330,000(d)          6,684,438
New Jersey State Turnpike Authority
  Un-refunded Revenue Bonds
  Series 2000A (MBIA)
   01-01-11               6.00              7,784,700             9,077,272
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation System
  Series 2001C (FSA)
   12-15-12               5.75             25,000,000            29,098,999
New Jersey Transportation Trust Fund Authority
  Revenue Bonds
  Transportation System
  Series 2003C
   06-15-24               5.50              6,000,000             6,505,020
University of Medicine & Dentistry of New Jersey
  Revenue Bonds
  Series 2002A (AMBAC)
   12-01-12               5.25              1,705,000             1,929,208
Total                                                           101,230,634

New Mexico (0.7%)

Farmington
  Pre-refunded Revenue Bonds
  Series 1983
   01-01-13               9.88              4,685,000             4,985,543
New Mexico State Highway Commission
  Pre-refunded Revenue Bonds
  Sr Sub Lien
  Series 2001A Escrowed to Maturity
   06-15-10               5.00              5,115,000             5,697,343
New Mexico State Highway Commission
  Un-refunded Revenue Bonds
  Sr Sub Lien
  Series 2001A
   06-15-10               5.00              4,885,000             5,415,804
State of New Mexico
  Unlimited General Obligation Bonds
  Capital Projects
  Series 2003
   03-01-08               4.00             12,690,000            13,384,143
Total                                                            29,482,833

New York (9.4%)

City of New York
  Pre-refunded Unlimited
  General Obligation Bonds
  Series 1996G
   02-01-17               5.75             15,760,000            16,902,127
City of New York
  Unlimited General Obligation
  Revenue Bonds
  Series 2001F
   08-01-12               5.25             15,230,000            16,712,945
City of New York
  Unlimited General Obligation
  Revenue Bonds
  Series 2001G (FSA)
   08-01-11               5.25              5,000,000             5,611,450
City of New York
  Unlimited General Obligation Bonds
  Series 2000R Inverse Floater (FGIC)
   05-15-14              14.83              1,790,000(d)          2,586,729
   05-15-15              14.83              1,890,000(d)          2,724,794
   05-15-16              14.84              1,175,000(d)          1,690,402
City of New York
  Unlimited General Obligation Bonds
  Series 2002E
   08-01-16               5.75              8,210,000             9,177,384
City of New York
  Unlimited General Obligation Bonds
  Series 2002E (MBIA)
   08-01-15               5.63              2,000,000             2,274,100
City of New York
  Unlimited General Obligation Bonds
  Series 2003D
   10-15-20               5.25              6,520,000             6,934,150
City of New York
  Unlimited General Obligation Bonds
  Series 2003I
   03-01-27               5.38              8,000,000             8,307,760
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-19               5.50             27,500,000            30,078,675
   06-01-28               5.25             10,050,000            10,342,053
City of New York
  Unlimited General Obligation Bonds
  Series 2004C-1
   08-15-21               5.00              3,000,000             3,095,970
Long Island Power Authority
  Revenue Bonds
  Series 2003B
   12-01-05               5.00             18,000,000            18,682,560
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A
   01-01-29               5.13             10,000,000            10,170,700
   11-15-32               5.75              5,855,000             6,336,105
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19               5.50              4,000,000             4,467,000
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Transportation
  Series 2002F (MBIA)
   11-15-08               5.00              3,000,000             3,297,180
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-15-31               5.00              4,000,000             4,052,680
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-26               5.50              8,500,000             9,150,845
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002B (MBIA)
   01-01-13               5.50             10,160,000            11,659,108
New York City Health & Hospital
  Revenue Bonds
  Health Systems
  Series 2002A (FSA)
   02-15-15               5.50              5,255,000             5,844,874
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2002A
   06-15-29               5.00              4,000,000             4,046,160
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2004B
   06-15-22               5.00              4,500,000             4,725,135
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2001B
   02-01-11               5.50              5,000,000             5,674,000
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33               5.00              7,000,000             7,080,080
New York Local Government Assistance Corporation
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1993C (MBIA)
   04-01-14               3.65              4,210,000(c)          2,902,921
New York Mortgage Agency
  Revenue Bonds
  Series 2002R Inverse Floater A.M.T.
   04-01-32              13.27              4,965,000(d)          5,209,427
New York Power Authority
  Revenue Bonds
  Series 2000A
   11-15-30               5.25              1,615,000             1,668,053
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  2nd Generation
  Series 1993A
   07-01-18               5.75              5,500,000             6,373,785

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
11 -- TAX-FREE HIGH YIELD PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of
issue(e,f)

New York (cont.)

New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  Series 1990D Escrowed to Maturity
   07-01-09               7.00%            $3,735,000            $4,191,716
New York State Dormitory Authority
  Revenue Bonds
  School Districts Financing Program
  Series 2002D (MBIA)
   10-01-08               5.00             13,010,000            14,262,863
New York State Dormitory Authority
  Revenue Bonds
  State Personal Income Tax
  Series 2003A
   03-15-10               5.25              4,000,000             4,450,680
New York State Dormitory Authority
  Revenue Bonds
  State University Educational Facilities
  Series 1993A
   05-15-13               5.50             24,530,000            27,834,927
New York State Energy Research
  & Development   Authority
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   01-01-21              13.67              7,520,000(d)          8,988,205
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  Series 2003B
   06-15-26               5.00             12,210,000            12,502,307
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water
  Series 2002B
   06-15-31               5.00              9,000,000             9,156,510
New York State Environmental Facilities Corporation
  Revenue Bonds
  Revolving Funds
  New York City Municipal Water
  Series 2002K
   06-15-28               5.00              9,000,000             9,180,090
New York State Housing Finance Agency
  Refunding Revenue Bonds
  State University Construction
  Series 1986A Escrowed to Maturity
   05-01-13               6.50              3,500,000             4,206,440
New York State Thruway Authority
  Revenue Bonds
  Local Highway & Bridge
  Series 2002
   04-01-15               5.50              5,000,000             5,555,650
New York State Thruway Authority
  Revenue Bonds
  Series 1998C (FSA)
   04-01-16               5.00              5,145,000             5,421,029
New York State Thruway Authority
  Revenue Bonds
  Series 2001A (FGIC)
   04-01-11               5.50              7,500,000             8,549,325
Port Authority of New York & New Jersey
  Revenue Bonds
  Consolidated 134th
  Series 2004
   07-15-34               5.00              7,000,000             7,094,010
Port Authority of New York & New Jersey
  Revenue Bonds
  Series 2000 Inverse Floater
  (MBIA) A.M.T.
   10-15-21              14.32              3,505,000(d)          4,270,457
State of New York
  Unlimited General Obligation Bonds
  Series 2003A
   03-15-08               4.00              7,575,000             7,954,280
Tobacco Settlement Financing Authority
  Asset-backed Revenue Bonds
  Series 2003A-1
   06-01-16               5.50              2,000,000             2,162,780
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003C-1
   06-01-14               5.50              8,500,000             9,257,180
   06-01-15               5.50              7,125,000             7,723,999
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Series 2002 (MBIA)
   11-15-32               5.00              5,900,000             5,983,426
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Series 2002B
   11-15-29               5.13             12,415,000            12,711,719
Triborough Bridge & Tunnel Authority
  Revenue Bonds
  General Purpose
  Series 2001A (MBIA)
   01-01-32               5.00              7,500,000             7,595,775
Total                                                           406,832,520

North Carolina (3.3%)

City of Charlotte
  Revenue Bonds
  Series 2002A
   07-01-14               5.50              5,695,000             6,602,157
   07-01-15               5.50              5,155,000             5,989,955
City of Charlotte
  Unlimited General Obligation
  Refunding Bonds
  Series 1998
   02-01-16               5.25              5,930,000             6,468,563
Mecklenburg County
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001D
   02-01-12               4.00              3,600,000             3,779,244
   02-01-14               4.10              3,600,000             3,765,600
North Carolina Eastern Municipal Power Agency
  Pre-refunded Revenue Bonds
  Series 1986A Escrowed to Maturity
   01-01-17               5.00              6,220,000             6,848,655
North Carolina Eastern Municipal Power Agency
  Pre-refunded Revenue Bonds
  Series 1989A
   01-01-10               7.50             15,125,000            18,636,723
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1988A
   01-01-26               6.00              1,940,000             2,311,044
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993B
   01-01-07               7.25              5,000,000             5,507,300
   01-01-09               6.13             10,000,000            11,087,800
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
   01-01-11               5.50             15,000,000            16,438,050
North Carolina Eastern Municipal Power Agency
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   01-01-13              14.15              3,330,000(d)          4,266,396
North Carolina Eastern Municipal Power Agency
  Un-refunded Revenue Bonds
  Series 1989A
   01-01-10               7.50             14,035,000            16,656,036
North Carolina Housing Finance Agency
  Revenue Bonds
  Series 2002 Inverse Floater A.M.T.
   01-01-34              13.18              3,065,000(d)          3,186,098
North Carolina State Municipal Power Agency
  #1 Catawba
  Revenue Bonds
  Series 2003A
   01-01-12               5.50              6,500,000             7,157,540
Raleigh Durham Airport Authority
  Revenue Bonds  Series 2001A (FGIC)
   11-01-11               5.00              1,900,000             2,105,884
State of North Carolina
  Unlimited General Obligation Bonds
  Highway
  Series 1997A
   05-01-12               5.00              5,000,000             5,340,800
State of North Carolina
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001A
   03-01-08               4.50              4,400,000             4,724,764

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
12 -- TAX-FREE HIGH YIELD PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of
issue(e,f)

North Carolina (cont.)

State of North Carolina
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2002A
   03-01-07               5.00%            $5,000,000            $5,368,250
State of North Carolina
  Unlimited General Obligation Bonds
  Public Improvement
  Series 1999A
   03-01-15               5.25              5,000,000             5,466,600
Total                                                           141,707,459

Ohio (2.5%)

City of Cleveland
  Refunding Revenue Bonds
  Series 2001J (FSA)
   01-01-12               5.38              1,000,000             1,134,180
Columbus
  Unlimited General Obligation Bonds
  2nd Series 1999
   06-15-15               5.75              2,000,000             2,287,060
County of Cuyahoga
  Refunding Revenue Bonds
  Judson Retirement Community
  Series 1996A
   11-15-18               7.25              4,130,000             4,378,089
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-21               6.00              6,000,000             6,554,880
County of Cuyahoga
  Revenue Bonds
  Canton
  Series 2000
   01-01-30               7.50              1,500,000             1,655,175
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003A (FGIC)
   12-01-27               5.00              2,765,000             2,816,291
   12-01-29               5.00              8,375,000             8,512,350
   12-01-31               5.00              5,000,000             5,071,250
Franklin County
  Refunding & Improvement Revenue Bonds
  Lutheran Senior City
  Series 1999
   12-15-28               6.13              4,705,000             4,121,062
Franklin County
  Refunding Revenue Bonds
  OhioHealth
  Series 2003C
   05-15-22               5.25              5,170,000             5,301,111
   05-15-24               5.25              2,625,000             2,672,933
Hamilton County Convention Facilities Authority
  Revenue Bonds
  First Lien
  Series 2004 (FGIC)
   12-01-28               5.00              3,000,000             3,056,340
   12-01-33               5.00              6,500,000             6,591,650
Ohio Municipal Electric Generation Agency
  Refunding Revenue Bonds
  Joint Venture 5 Certificates
  Series 2004 (AMBAC)
   02-15-24               4.75              7,230,000             7,314,230
Ohio State Building Authority
  Refunding Revenue Bonds
  Workers Compensation Facilities
  Series 2003A
   04-01-06               5.00              3,330,000             3,498,198
Ohio State Building Authority
  Revenue Bonds
  Adult Correctional Building Fund
  Series 2002B
   04-01-14               5.25             12,000,000            13,607,879
Ohio State University
  Revenue Bonds
  Series 2002A
   12-01-12               5.25                750,000               850,358
Ohio State Water Development Authority
  Refunding Revenue Bonds
  Toledo Edison
  Series 1994A A.M.T.
   10-01-23               8.00             10,000,000            10,256,600
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001B
   09-15-11               5.25              6,545,000             7,388,978
State of Ohio
  Unlimited General Obligation Bonds
  Highway Capital Improvements
  Series 2002G
   05-01-07               5.00              9,500,000            10,224,470
Total                                                           107,293,084

Oklahoma (0.3%)

Jackson County Hospital Memorial Authority
  Refunding Revenue Bonds
  Jackson County Memorial Hospital
  Series 1994
   08-01-15               7.30              4,080,000             4,141,078
Oklahoma Municipal Power Authority
  Revenue Bonds
  Series 2001A (FSA)
   01-01-12               5.00              1,185,000             1,306,925
   01-01-13               5.00              1,020,000             1,112,718
Oklahoma Transportation Authority
  Refunding Revenue Bonds
  2nd Series 2002B (AMBAC)
   01-01-16               5.25              5,000,000             5,534,299
Total                                                            12,095,020

Oregon (0.5%)

Clackamus Community College District
  Unlimited General Obligation Bonds
  Series 2001 (FGIC)
   06-15-11               5.00              2,250,000             2,514,105
   06-15-12               5.25              1,000,000             1,124,760
Oregon State Department of Administrative Services
  Revenue Bonds
  Series 2003 (FSA)
   09-01-06               5.00             10,000,000            10,624,100
Port of Portland
  Refunding Revenue Bonds
  Portland International Airport
  Series 2001D (FGIC) A.M.T.
   07-01-11               5.25              3,335,000             3,671,735
Salem-Keizer School District #24J
  Pre-refunded Unlimited General Obligation Bonds
  Series 1999
   06-01-19               5.00              3,500,000             3,864,280
Total                                                            21,798,980

Pennsylvania (1.9%)

Beaver County Industrial Development Authority
  Collateralized Refunding Revenue Bonds
  Cleveland Electric Illuminating
  Series 1995A
   07-15-25               7.75             11,150,000            11,882,555
Beaver County Industrial Development Authority
  Collateralized Refunding Revenue Bonds
  Toledo Edison
  Series 1995A
   05-01-20               7.75             14,000,000            15,139,599
City of Philadelphia
  Revenue Bonds
  1975 General Ordinance
  17th Series 2003 (FSA)
   07-01-06               4.00             11,695,000            12,123,154
   07-01-09               5.00              7,650,000             8,409,722
Commonwealth of Pennsylvania
  Unlimited General Obligation
  Refunding Bonds
  Series 2002
   02-01-12               5.50              5,970,000             6,815,412
County of Allegheny
  Unlimited General Obligation
  Refunding Bonds
  Series 2003C-56 (FSA)
   10-01-09               5.00              3,990,000             4,405,678
Delaware River Port Authority
  Refunding Revenue Bonds
  Port District
  Series 2001A (FSA)
   01-01-12               5.25              3,130,000             3,546,509
Lehigh County Industrial Development Authority
  Refunding Revenue Bonds
  PPL Electric Utilities Corporation
  Series 2003 (AMBAC)
   11-01-08               3.13              7,000,000             7,168,560

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
13 -- TAX-FREE HIGH YIELD PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of
issue(e,f)

Pennsylvania (cont.)

Montgomery County Higher Education & Health Authority
  Revenue Bonds
  Temple Continuing Care Center
  Series 1999
   07-01-29               6.75%           $10,000,000(b)         $1,900,000
Pennsylvania State University
  Refunding Revenue Bonds
  Series 2002
   08-15-16               5.25              1,000,000             1,142,140
Philadelphia Authority for Industrial Development
  Revenue Bonds
  Series 2001B (FSA)
   10-01-13               5.50              7,925,000             9,005,653
Total                                                            81,538,982

Puerto Rico (1.2%)(h)

Commonwealth of Puerto Rico
  Unlimited General Obligation
  Refunding Bonds
  Public Improvement
  Series 2001A (XLCA)
   07-01-17               5.50              1,500,000             1,748,400
Commonwealth of Puerto Rico
  Unlimited General Obligation
  Refunding Bonds
  Series 2004A
   07-01-30               5.00              6,000,000             6,492,660
Commonwealth of Puerto Rico
  Unlimited General Obligation Bonds
  Series 1998 (MBIA)
   07-01-23               4.88             28,880,000            29,776,435
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13              5,000,000             5,494,100
Puerto Rico Housing Finance Corporation
  Revenue Bonds
  Series 2001 Inverse Floater A.M.T.
   12-01-28              13.02              3,330,000(d)          3,487,542
Puerto Rico Public Buildings Authority
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (FSA)
   07-01-21              12.94              3,120,000(d)          4,067,357
Total                                                            51,066,494

South Carolina (1.4%)

Cherokee County
  Revenue Bonds
  Spring City Knitting
  Series 1979
   09-01-09               7.40              5,200,000             5,875,480
Lexington County
  Revenue Bonds
  Series 2004
   05-01-32               5.50              4,685,000             4,770,220
Piedmont Municipal Power Agency
  Refunding Revenue Bonds
  Series 1986A
   01-01-24               5.75              7,550,000             7,557,777
Richland County School District #2
  Unlimited General Obligation Bonds
  Series 2002B (FGIC)
   02-01-08               5.00              3,000,000             3,260,100
   02-01-09               5.00              3,000,000             3,293,100
South Carolina Jobs Economic Development Authority
  Revenue Bonds
  1st Mortgage Westley Commons
  Series 2000
   10-01-31               8.00             10,000,000             9,736,500
South Carolina Transportation Infrastructure Bank
  Revenue Bonds
  Junior Lien
  Series 2001B (AMBAC)
   10-01-31               5.25             10,000,000            10,388,300
South Carolina Transportation Infrastructure Bank
  Pre-refunded Revenue Bonds
  Series 1999A (AMBAC)
   10-01-14               5.50              6,135,000             6,872,672
State of South Carolina
  Unlimited General Obligation Bonds
  State Highway
  Series 2001B
   04-01-12               4.50              6,000,000             6,474,420
State of South Carolina
  Unlimited General Obligation Bonds
  State School Facilities
  Series 2001A
   01-01-10               5.00              2,000,000             2,215,880
Total                                                            60,444,449

South Dakota (0.6%)

Heartland Consumers Power District
  Refunding Revenue Bonds
  Series 1986 Escrowed to Maturity
   01-01-10               6.00             10,205,000            11,394,392
Sioux Falls
  Housing Revenue Bonds
  Inn on Westport
  Series 1996A
   12-01-34               7.50              5,860,000             5,851,855
South Dakota Lease Revenue
  Trust Certificates
  Series 1993A (FSA)
   09-01-17               6.70              7,260,000             9,179,980
Total                                                            26,426,227

Tennessee (0.2%)

City of Memphis
  Unlimited General Obligation Bonds
  General Improvement
  Series 2000
   04-01-16               5.25              5,000,000             5,381,350
   04-01-18               5.25              4,675,000             5,011,881
Total                                                            10,393,231

Texas (5.8%)

Aldine Independent School District
  Unlimited General Obligation
  Refunding Revenue Bonds
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-11               5.00              2,000,000             2,209,460
Castlewood Municipal Utility District
  Unlimited General Obligation
  Refunding Revenue Bonds
  Waterworks & Sewer Systems
  Series 1997
   04-01-14               6.75              2,210,000             2,300,168
City of Austin
  Refunding Revenue Bonds
  Series 2002 (FSA)
   11-15-14               5.50              3,485,000             4,038,313
City of Corpus Christi
  Limited General Obligation
  Refunding & Improvement Bonds
  Series 2001 (FSA)
   03-01-11               5.00              3,690,000             4,078,926
   03-01-12               5.00              3,400,000             3,720,756
City of Houston
  Refunding Revenue Bonds
  Junior Lien
  Series 2002B Escrowed to Maturity
  (AMBAC)
   12-01-10               5.50              4,000,000             4,582,560
City of Houston
  Pre-refunded Revenue Bonds
  Junior Lien
  Series 2002B (AMBAC)
   12-01-15               5.75              5,000,000             5,873,700
City of Houston
  Revenue Bonds
  2nd Series 2000
  Inverse Floater (FSA) A.M.T.
   07-01-18              13.51              4,350,000(d)          5,167,061
   07-01-19              13.54              2,660,000(d)          3,127,123
City of San Antonio
  Refunding Revenue Bonds
  Series 2003
   02-01-09               5.25             10,000,000            11,019,100
   02-01-10               5.25             10,000,000            11,145,700
Colony
  Unlimited General Obligation Bonds
  Series 1980 Escrowed to Maturity
   08-01-07               9.25              1,000,000             1,198,970
Corpus Christi Business & Job Development
  Refunding & Improvement Revenue Bonds
  Arena
  Series 2002 (AMBAC)
   09-01-25               5.00              3,550,000             3,633,425

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
14 -- TAX-FREE HIGH YIELD PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of
issue(e,f)

Texas (cont.)

County of Harris
  Refunding Revenue Bonds
  Senior Lien
  Toll Road
  Series 2004 (FGIC)
   08-15-28               5.00%            $4,000,000            $4,060,760
County of Harris
  Unlimited General Obligation
  Refunding Bonds
  Sub Lien
  Toll Road
  Series 2003
   08-01-33               5.00             12,065,000            12,111,209
Cypress-Fairbanks Independent School District
  Unlimited General Obligation
  Refunding Revenue Bonds
  Schoolhouse
  Series 2002
  (Permanent School Fund Guarantee)
   02-15-10               5.00              5,000,000             5,511,500
Dallas Area Rapid Transit
  Revenue Bonds
  Senior Lien
  Series 2001 (AMBAC)
   12-01-09               5.50              2,000,000             2,258,060
Duncanville Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2001B
  (Permanent School Fund Guarantee)
   02-15-32               5.25              5,000,000             5,164,800
Fate Higher Education Facilities
  Revenue Bonds
  North Hills School
  Series 2000
   12-01-25               7.75              5,815,000             6,122,090
Fort Bend Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 1999
  (Permanent School Fund Guarantee)
   02-15-18               5.25              4,000,000             4,303,280
Frisco Independent School District
  Unlimited General Obligation Bonds
  Series 2000
  (Permanent School Fund Guarantee)
   08-15-30               5.00              2,045,000             2,060,174
Karnes County Public Facility
  Pre-refunded Revenue Bonds
  Series 1995
   03-01-15               9.20             12,820,000            13,558,945
Lake Dallas Independent School District
  Unlimited General Obligation
  Refunding Bonds
  School Building
  Series 2004
  (Permanent School Fund Guarantee)
   08-15-37               5.00              4,825,000(j)          4,848,932
Little Elm Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2004
  (Permanent School Fund Guarantee)
   08-15-37               5.00              4,120,000(j)          4,140,435
Lower Colorado River Authority
  Refunding Revenue Bonds
  Series 2002 (MBIA)
   05-15-18               5.00              4,990,000             5,320,588
Lubbock Health Facilities Development
  1st Mortgage Revenue Bonds
  Carillon
  Series 1999A
   07-01-29               6.50             18,645,000(b)         13,983,749
Montgomery County Municipal Utility District #42
  Unlimited General Obligation
  Refunding Revenue Bonds
  Waterworks & Sewer Systems
  Series 1999
   09-01-23               6.88              1,910,000             2,028,783
North Central Texas Health Facilities
  Development Revenue Bonds
  Retirement Facility Northwest Senior Housing
  Series 1999A
   11-15-29               7.50              2,900,000             3,036,619
North Texas Tollway Authority
  Refunding Revenue Bonds
  Series 1997A (FGIC)
   01-01-20               5.00             10,000,000            10,305,000
Northside Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2001
  (Permanent School Fund Guarantee)
   02-15-12               5.50              3,720,000             4,175,774
Southwest Higher Education Authority
  Revenue Bonds
  Southern Methodist University
  Series 2002 (AMBAC)
   10-01-15               5.50              3,420,000             3,880,400
State of Texas
  Unlimited General Obligation
  Refunding Bonds
  Public Finance Authority
  Series 1997
   10-01-12               5.00              4,275,000             4,567,410
Tarrant Regional Water District
  Refunding & Improvement
  Revenue Bonds
  Series 2002 (FSA)
   03-01-07               4.00              1,500,000             1,568,910
Texas A & M University
  Refunding Revenue Bonds
  Financing System
  Series 2003B
   05-15-09               5.00              4,000,000             4,389,120
Texas Department of Housing & Community Affairs
  Revenue Bonds
  2nd Series 2002A Inverse Floater
  (MBIA) A.M.T.
   03-01-34              13.70              2,235,000(d)          2,429,669
Texas Department of Housing & Community Affairs
  Revenue Bonds
  2nd Series 2002B Inverse Floater
  (MBIA) A.M.T.
   09-01-33              13.68              1,980,000(d)          2,152,201
Texas Municipal Power Agency
  Refunding Revenue Bonds
  Series 1993 (MBIA)
   09-01-09               5.25              8,000,000             8,913,440
Texas Municipal Power Agency
  Refunding Revenue Bonds
  Sub Lien
  Series 2004 (FGIC)
   09-01-10               4.25              3,500,000             3,620,330
Texas Public Finance Authority
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   02-01-10               5.00             10,650,000            11,715,320
Texas State Turnpike Authority
  Revenue Bonds
  First Tier
  Series 2002A (AMBAC)
   08-15-39               5.50             10,000,000            10,594,500
Texas State University Systems
  Refunding Revenue Bonds
  Series 2002 (FSA)
   03-15-17               5.00              4,260,000             4,546,485
Texas Technical University
  Revenue Bonds
  Financing System
  7th Series 2002    (MBIA)
   08-15-09               5.25              1,605,000             1,786,686
Texas Water Development Board
  Revenue Bonds
  Senior Lien
  State Revolving Fund
  Series 1998A
   07-15-10               5.25              3,000,000             3,275,550
University of Texas Permanent University Fund
  Refunding Revenue Bonds
  Series 2002A
   07-01-09               5.00              7,110,000             7,812,752
University of Texas
  Pre-refunded Revenue Bonds
  Financing System
  Series 1996A
   08-15-14               5.13              2,495,000             2,706,476
University of Texas
  Refunding Revenue Bonds
  Series 1986 Escrowed to Maturity
   08-15-07               6.50              2,565,000             2,731,212

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
15 -- TAX-FREE HIGH YIELD PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of
issue(e,f)

Texas (cont.)

University of Texas
  Un-refunded Revenue Bonds
  Financing System
  Series 1996A
   08-15-13               5.10%            $1,305,000            $1,398,712
   08-15-14               5.13              2,525,000             2,704,502
Wylie Independent School District
  Unlimited General Obligation
  Refunding Bonds
  Zero Coupon
  Series 2001
  (Permanent School Fund Guarantee)
   08-15-12               4.80              3,385,000(c)          2,456,833
Total                                                           248,336,468

Utah (1.8%)

County of Carbon
  Refunding Revenue Bonds
  Sunnyside Cogeneration
  Series 1999A A.M.T.
   08-15-23               7.10             10,248,000             9,526,438
County of Carbon
  Refunding Revenue Bonds
  Sunnyside Cogeneration
  Series 1999B A.M.T.
   08-15-24               9.55              3,920,000(b)            782,471
Davis County School District
  Unlimited General Obligation Bonds
  Utah School Bond Guaranty Program
  Series 2003
   06-01-10               5.00              2,265,000             2,505,770
   06-01-11               5.00              2,380,000             2,634,946
Eagle Mountain
  Special Assessment Bonds
  Special Improvement District #2000-1
  Series 2001
   02-01-21               8.25              6,380,000             6,534,077
Eagle Mountain
  Special Assessment Bonds
  Special Improvement District #98-1
  Series 1999
   12-15-12               6.25             10,455,000            10,512,712
Eagle Mountain
  Special Assessment Refunding Bonds
  Special Improvement District #98-1
  Series 2004A
   05-01-13               6.25              6,295,000(j)          6,294,748
Intermountain Power Agency
  Refunding Revenue Bonds
  Series 1998A (MBIA)
   07-01-12               5.25             16,600,000            18,323,412
Intermountain Power Agency
  Revenue Bonds
  Residual Certificates
  Series 2000 Inverse Floater (MBIA)
   07-01-17              14.24             15,330,000(d)         19,151,155
Utah Housing
  Revenue Bonds
  Series 2003A-1 A.M.T.
   07-01-24               5.13              2,415,000             2,439,947
Total                                                            78,705,676

Vermont (0.1%)

University of Vermont & State Agricultural College
  Revenue Bonds
  Series 2002 (AMBAC)
   10-01-15               5.50              2,000,000             2,279,800
   10-01-16               5.50              2,110,000             2,389,301
Total                                                             4,669,101

Virginia (2.4%)

City of Richmond
  Unlimited General Obligation
  Refunding Bonds
  Series 1995B (FGIC)
   01-15-15               5.20              3,735,000             3,955,851
City of Richmond
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   07-15-09               5.25              2,150,000             2,399,852
   07-15-10               5.25              2,150,000             2,416,772
Commonwealth of Virginia
  Unlimited General Obligation Bonds
  Series 2003A
   06-01-09               5.00             15,400,000            17,056,115
County of Arlington
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001
   02-01-07               4.50              3,295,000             3,495,929
County of Fairfax
  Unlimited General Obligation Refunding Bonds
  Public Improvement
  Series 2001A
   06-01-07               5.00             10,000,000            10,808,100
County of Loudoun
  Unlimited General Obligation Bonds
  Public Improvement
  Series 2001C
   11-01-12               5.00              3,010,000             3,362,080
Fairfax County Economic Development Authority
  Unlimited General Obligation Bonds
  Browne Academy
  Series 1998
   10-01-08               6.00                860,000               914,318
   10-01-23               6.45              5,200,000             5,360,420
Fairfax County Redevelopment & Housing Authority
  Refunding Revenue Bonds
  Burkeshire Commons
  Series 1996
   10-01-36               7.60              5,000,000             5,649,000
Hampton
  Revenue Bonds
  Series 2002 (AMBAC)
   01-15-28               5.13             10,750,000            11,094,107
Hampton
  Unlimited General Obligation Refunding Bonds
  Public Improvement
  Series 2003
   08-01-06               4.00              2,000,000             2,085,340
Henrico County
  Unlimited General Obligation Refunding &
  Public Improvement Bonds
  Series 2003
   01-15-10               5.00              5,790,000             6,419,315
Virginia Commonwealth Transportation Board
  Refunding Revenue Bonds
  Contract Route 28
  Series 2002
   04-01-17               5.00              4,860,000             5,224,694
Virginia Commonwealth Transportation Board
  Refunding Revenue Bonds
  U.S. Route 58 Corridor
  Series 2003A
   05-15-06               5.00              7,110,000             7,496,429
Virginia Housing Development Authority
  Revenue Bonds
  Series 2003A-1 A.M.T.
   01-01-24               4.85              1,700,000             1,712,393
   01-01-27               4.90              2,850,000             2,870,919
Virginia Public School Authority
  Refunding Revenue Bonds
  Series 2003B
   08-01-06               4.00              5,000,000             5,208,550
Virginia Public School Authority
  Revenue Bonds
  Series 2000A
   08-01-18               5.50              5,210,000             5,809,619
Total                                                           103,339,803

Washington (4.0%)

City of Seattle
  Refunding Revenue Bonds
  Series 2002 (FGIC)
   07-01-08               4.00                900,000               949,302
   07-01-10               4.50              2,050,000             2,215,210
City of Tacoma
  Refunding Revenue Bonds
  Series 2001A (FSA)
   01-01-20               5.75              5,000,000             5,639,900
City of Tacoma
  Refunding Revenue Bonds
  Series 2001B (FSA)
   01-01-07               5.50              5,780,000             6,224,020
   01-01-12               5.50              5,000,000             5,676,450
Clark County
  Refunding Revenue Bonds
  Series 2001B (AMBAC)
   12-01-12               5.25              2,565,000             2,904,273
Energy Northwest
  Refunding Revenue Bonds
  Columbia Generating
  Series 2001A (FSA)
   07-01-17               5.50             10,000,000            11,148,500

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16 -- TAX-FREE HIGH YIELD PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Name of                  Coupon              Principal             Value(a)
issuer and                rate                amount
title of
issue(e,f)

Washington (cont.)

Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2001A (FSA)
   07-01-18               5.50%           $21,500,000           $23,900,474
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2002B (FSA)
   07-01-16               6.00             10,000,000            11,700,700
Everett
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   07-01-15               5.00              1,800,000             1,965,420
   07-01-16               5.00              1,890,000             2,048,911
King County
  Pre-refunded Limited General Obligation Bonds
  Series 2002 Escrowed to Maturity
   12-01-13               5.50              1,385,000             1,610,409
King County
  Un-refunded Limited General Obligation Bonds
  Series 2002
   12-01-13               5.50             12,925,000            14,835,574
King County School District #414
  Lake Washington
  Unlimited General Obligation
  Refunding Bonds
  Series 1998
   12-01-07               5.00              6,835,000             7,384,056
Lewis County Public Utility District #1
  Refunding Revenue Bonds
  Series 2003 (XLCA)
   10-01-10               5.00              3,620,000             3,991,629
Snohomish County Public Utility District #1
  Refunding Revenue Bonds
  Generation System
  Series 1986A Escrowed to Maturity
   01-01-20               5.00             17,750,000            19,575,054
Spokane Public Facilities District
  Revenue Bonds
  Series 2003 (MBIA)
   12-01-28               5.75              3,195,000             3,492,614
State of Washington
  Limited General Obligation
  Refunding Revenue Bonds
  Various Purpose
  Series 2002R (MBIA)
   01-01-16               5.00             15,000,000            16,062,900
State of Washington
  Unlimited General Obligation Bonds
  1st Series 2000 Inverse Floater
   07-01-18              14.03              4,010,000(d)          5,425,570
State of Washington
  Unlimited General Obligation Bonds
  2nd Series 2000 Inverse Floater
   07-01-19              14.01              3,975,000(d)          5,344,825
State of Washington
  Unlimited General Obligation Bonds
  Series 2000B
   01-01-25               6.00              5,000,000             5,565,400
Washington Multnomah & Yamhill Counties
  Unlimited General Obligation Revenue Bonds
  Hillsboro District
  Series 2001 (MBIA)
   06-01-11               5.00              2,995,000             3,344,726
Washington Public Power Supply System
  Revenue Bonds
  Linked Pars & Inflos
  Series 1993 Escrowed to Maturity (FSA)
   07-01-11               5.75             10,000,000            11,426,700
Total                                                           172,432,617

West Virginia (0.2%)

West Virginia Higher Education Policy Commission
  Revenue Bonds
  Higher Education Facilities
  Series 2004B (FGIC)
   04-01-29               5.00              7,500,000             7,615,950

Wisconsin (0.3%)

Dane County
  Unlimited General Obligation Bonds
  Series 2002B
   06-01-09               5.00              2,860,000             3,139,365
   06-01-10               5.00              2,955,000             3,259,247
State of Wisconsin
  Pre-refunded Unlimited General Obligation Bonds
  Series 2000C
   05-01-15               5.30              2,000,000             2,262,240
State of Wisconsin
  Unlimited General Obligation Bonds
  Series 2000A
   05-01-07               5.50              4,285,000             4,658,866
Total                                                            13,319,718

Wyoming (0.2%)

Wyoming Community Development Authority
  Revenue Bonds
  Series 2001 Inverse Floater (FSA) A.M.T.
   12-01-21              13.14              3,730,000(d)          3,986,027
Wyoming Community Development Authority
  Revenue Bonds
  Series 2002
  Inverse Floater A.M.T.
   06-01-33              13.82              2,805,000(d)          3,032,794
Total                                                             7,018,821

Total municipal bonds
(Cost: $3,909,634,741)                                       $4,098,932,255

Municipal notes (4.4%)
Issuer(e,f,g)           Effective             Amount               Value(a)
                          yield             payable at
                                             maturity

Alabama (--%)

Phenix City Industrial Development Board
  Revenue Bonds
  (Mead Coated Board)
  V.R. Series 1993A
  (Bank of Nova Scotia) A.M.T.
   06-01-28               1.36%            $1,300,000            $1,300,000

Alaska (--%)

North Slope Boro
  Revenue Bonds
  (BP Exploration Alaska)
  V.R. Series 2001 A.M.T.
   07-01-25               1.39                900,000               900,000

California (1.7%)

ABAG Finance Authority for Nonprofit Corporations
  Revenue Bonds
  (Jewish Community Center)
  V.R. Series 2002 (Allied Irish Bank) (Bank of New York)
   11-15-31               1.36              1,100,000             1,100,000
California Housing Finance Agency
  Revenue Bonds
  (Home Mortgage)
  V.R. Series 2002B (Lloyds TSB Bank)
  (FSA) A.M.T.
   08-01-33               1.45              8,970,000             8,970,000
California Housing Finance Agency
  Revenue Bonds
  (Home Mortgage)
  V.R. Series 2001J (Lloyds TSB Bank)
  (FSA) A.M.T.
   02-01-32               1.32             12,040,000            12,040,000
California Housing Finance Agency
  Revenue Bonds
  (Home Mortgage)
  V.R. Series 2002J (MBIA) A.M.T.
   02-01-33               1.32              6,325,000             6,325,000
California Housing Finance Agency
  Revenue Bonds
  (Home Mortgage)
  V.R. Series 2001U (Bank of New York)
  (MBIA) A.M.T.
   08-01-32               1.32              2,200,000             2,200,000
California Housing Finance Agency
  Revenue Bonds
  (Home Mortgage)
  V.R. Series 2003U (FSA) A.M.T.
   02-01-31               1.32              4,800,000             4,800,000
California Pollution Control Financing Authority
  Refunding Revenue Bonds
  (Pacific Gas & Electric)
  V.R. Series 1997B (Bank One) A.M.T.
   11-01-26               1.38              8,300,000             8,300,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17 -- TAX-FREE HIGH YIELD PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Issuer(e,f,g)           Effective             Amount               Value(a)
                          yield             payable at
                                             maturity

California (cont.)

California Pollution Control Financing Authority
  Refunding Revenue Bonds
  (Pacific Gas & Electric)
  V.R. Series 1996 (Bank One)
   11-01-26               1.35%           $13,700,000           $13,700,000
California State Department of Water Resources
  Revenue Bonds
  V.R. Series 2002B-4 (Bayerische Landesbank)
   05-01-22               1.34             11,010,000            11,010,000
Total                                                            68,445,000

Georgia (0.3%)

Athens-Clarke County Unified Government
  Development Authority
  Revenue Bonds
  (University of Georgia Athletic Association)
  V.R. Series 2003 (Bank of America)
   08-01-33               1.37             13,300,000            13,300,000

Idaho (--%)

Power County
  Revenue Bonds
  (FMC Corporation)
  V.R. Series 1985 (Wachovia Bank)
   12-01-10               1.36                515,000               515,000

Illinois (0.1%)

Illinois Finance Authority
  Revenue Bonds
  (YMCA of Metropolitan Chicago)
  V.R. Series 2001 (Harris Trust & Savings Bank)
   06-01-29               1.35              2,300,000             2,300,000

Iowa (0.1%)

Iowa Finance Authority
  Revenue Bonds
  (Morningside College)
  V.R. Series 2001 (Firstar Bank)
   07-01-26               1.40              4,320,000             4,320,000

Michigan (0.1%)

Detroit
  Revenue Bonds
  Senior Lien
  V.R. Series 2003B
  (Dexia Credit Local) (FSA)
   07-01-33               1.35              2,800,000             2,800,000

Minnesota (--%)

Minnesota School District Capital Equipment
  Borrowing Program
  Unlimited Government Obligation Note
  Anticipation Certificates
  Series 2004A
   09-02-05               1.58              2,000,000             2,028,200

Mississippi (--%)

County of Jackson
  Refunding Revenue Bonds
  (Chevron USA Incorporated)
  V.R. Series 1993
   06-01-23               1.35                475,000               475,000

Missouri (0.1%)

Missouri State Development Finance Board
  Lease Revenue Bonds
  (Missouri Association of Municipal Utilities)
  V.R. Series 2003 (U.S. Bank)
   06-01-33               1.40                700,000(k)            700,000
Missouri State Health & Education Facilities Authority
  Revenue Bonds
  (Saint Louis University)
  V.R. Series 1999B (Bank of America)
   10-01-24               1.40              2,100,000             2,100,000
Total                                                             2,800,000

Nevada (--%)

County of Clark
  Revenue Bonds
  V.R. Series 2001A
  (Landesbank Baden-Wurthemberg)
  (FGIC) A.M.T.
   07-01-36               1.36                300,000               300,000

New Mexico (--%)

Farmington
  Refunding Revenue Bonds
  (Arizona Public Service Company)
  V.R. Series 1994B (Barclays Bank)
   09-01-24               1.35              1,070,000             1,070,000
Farmington
  Refunding Revenue Bonds
  (Arizona Public Service Company)
  V.R. Series 1994A (Barclays Bank)
   05-01-24               1.40                300,000               300,000
Total                                                             1,370,000

Ohio (0.4%)

County of Cuyahoga
  Revenue Bonds
  (Cleveland Clinic Health)
  V.R. Series 2003B-1
  (J.P. Morgan Chase Bank)
   01-01-35               1.35              2,750,000             2,750,000
Ohio State Water Development Authority
  Revenue Bonds
  (Ohio Edison Company)
  V.R. Series 1988B
  (Wachovia Bank) A.M.T.
   09-01-18               1.38             10,000,000            10,000,000
State of Ohio
  Revenue Bonds
  (BP Exploration & Oil)
  V.R. Series 1999 A.M.T.
   08-01-34               1.39              6,500,000             6,500,000
Total                                                            19,250,000

Tennessee (0.8%)

Clarksville Public Building Authority
  Revenue Bonds
  (Pooled Financing
  Tennessee Municipal Bond Fund)
  V.R. Series 2003 (Bank of America)
   01-01-33               1.37              1,100,000             1,100,000
Clarksville Public Building Authority
  Revenue Bonds
  (Pooled Financing
  Tennessee Municipal Bond Fund)
  V.R. Series 2001 (Bank of America)
   07-01-31               1.37             29,020,000            29,020,000
Montgomery County Public Building Authority
  Revenue Bonds
  (Tennessee County Lien Pool)
  V.R. Series 2002 (Bank of America)
   04-01-32               1.37              4,075,000             4,075,000
Total                                                            34,195,000

Texas (0.8%)

Bell County Health Facility Development Corporation
  Revenue Bonds
  (Scott & White Memorial Hospital)
  V.R. Series 2001-1
  (J.P. Morgan Chase Bank) (MBIA)
   08-15-31               1.35                200,000               200,000
Harris County Health Facilities Development Authority
  Revenue Bonds
  (Texas Children's Hospital)
  V.R. Series 1999B-1 (Morgan Guaranty Trust)
   10-01-29               1.36             16,730,000            16,730,000
Harris County Health Facilities Development Authority
  Revenue Bonds
  (Texas Medical Center)
  V.R. Series 1999B (J.P. Morgan Chase Bank)
  (FSA)
   05-15-29               1.35              1,500,000             1,500,000
Harris County Health Facilities Development Authority
  Revenue Bonds
  (YMCA of Greater Houston Area)
  V.R. Series 2002 (J.P. Morgan Chase Bank)
   07-01-37               1.35             15,500,000            15,500,000
Harris County Health Facilities Development Authority
  Revenue Bonds
  (YMCA of the Greater Houston Area)
  V.R. Series 1999 (Bank One Texas)
   07-01-34               1.35              1,865,000             1,865,000
Total                                                            35,795,000

Utah (--%)

Emery County Pollution Control
  Refunding Revenue Bonds
  (PacifiCorp) V.R.
  Series 1994
  (Bank of Nova Scotia) (AMBAC)
   11-01-24               1.35                200,000               200,000

Total municipal notes
(Cost: $190,293,952)                                           $190,293,200

Total investments in securities
(Cost: $4,099,928,693)(l)                                    $4,289,225,455

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18 -- TAX-FREE HIGH YIELD PORTFOLIO -- PORTFOLIO HOLDINGS AS OF AUG. 31, 2004

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2004.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Aug. 31, 2004. As of Aug. 31, 2004, the value of inverse floaters represented 4.5% of net assets.

(e) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

       ACA        --       ACA Financial Guaranty Corporation

       AMBAC      --       American Municipal Bond Association Corporation

       BIG        --       Bond Investors Guarantee

       CGIC       --       Capital Guaranty Insurance Company

       FGIC       --       Financial Guaranty Insurance Company

       FHA        --       Federal Housing Authority

       FNMA       --       Federal National Mortgage Association

       FHLMC      --       Federal Home Loan Mortgage Corporation

       FSA        --       Financial Security Assurance

       GNMA       --       Government National Mortgage Association

       MBIA       --       MBIA Insurance Corporation

       XLCA       --       XL Capital Assurance

(f)    The following abbreviations may be used in the portfolio descriptions:

       A.M.T.     --       Alternative Minimum Tax -- As of Aug. 31, 2004, the
                           value of securities subject to alternative minimum tax represented 8.8% of net assets.

       B.A.N.     --       Bond Anticipation Note

       C.P.       --       Commercial Paper

       R.A.N.     --       Revenue Anticipation Note

       T.A.N.     --       Tax Anticipation Note

       T.R.A.N.   --       Tax & Revenue Anticipation Note

       V.R.       --       Variable Rate

       V.R.D.B.   --       Variable Rate Demand Bond

       V.R.D.N.   --       Variable Rate Demand Note

(g) The Portfolio is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2004.

(h) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.2% of net assets as of Aug. 31, 2004.

(i) Until May 2008, interest income is accrued on the original principal at an annual rate of 6.00%. Concurrently, the principal amount is adjusted for interest at an annual rate of 4.53%. Beginning June 2008, the annual interest rate will be 9.15% and will be calculated on the adjusted principal amount. The interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j) At Aug. 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $28,011,863.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2004.

(l) At Aug. 31, 2004, the cost of securities for federal income tax purposes was approximately $4,099,929,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                 $227,867,000
       Unrealized depreciation                                  (38,570,000)
                                                                -----------
       Net unrealized appreciation                             $189,297,000
                                                               ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

                                                             S-6430-80 A (10/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP HIGH YIELD TAX-EXEMPT SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          October 29, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          October 29, 2004